Note 9 - Earnings Per Share	12 Months Ended
Mar. 31, 2024
Notes to Financial Statements
Earnings Per Share [Text Block]

9. EARNINGS PER SHARE

Basic and dilutive net earnings per share is computed based on the following information (in thousands, except for share data):

	Year Ended March 31,
	2024	2023
Numerator (basic and diluted)
Net earnings	$17,345	$21,344
Less: Allocation to unvested restricted stock units	$177	$329
Net earnings attributable to common shareholders	17,168	21,015

Denominator (basic and diluted)
Weighted average common shares outstanding	7,183,702	7,216,142

For fiscal 2024 and fiscal 2023, the Company allocated dividends and undistributed earnings to the unvested restricted stock units.

As the restricted stock qualifies as participating securities, the following restricted stock units were not accounted in the computation of weighted average diluted common shares outstanding under the two-class method:

	Year Ended March 31,
	2024	2023
Restricted Stock Units	48,049	55,546